COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Value and Restructuring Fund, Variable Series

(the “Fund”)

Supplement dated February 20, 2009 to the Prospectuses dated September 2, 2008

Effective February 20, 2009, David J. Williams and Guy W. Pope will co-manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following:

David J. Williams, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1992.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1987.

Guy W. Pope, CFA Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1993.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia S&P 500® Index Fund, Variable Series

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectuses dated May 1, 2008

Effective February 20, 2009, Cheryl D’Hollander and Peter S. Joo will co-manage the Fund. Accordingly, the section of the Prospectuses entitled “Management of the Fund – Portfolio Manager” is revised and replaced in its entirety with the following disclosure:

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Cheryl D’Hollander Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Peter S. Joo

Co-manager. Service with the Fund since 2009.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2005. Prior to 2005, Mr. Joo was a trader and analyst at Lehman Brothers from 1998 to 2005.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Select Opportunities Fund, Variable Series

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectuses dated September 2, 2008

Effective February 20, 2009, Emil A. Gjester, Jonas Patrikson, Michael T. Welter and Mary-Ann Ward will co-manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following disclosure:

Emil A. Gjester Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1996.

Jonas Patrikson, CFA

Co-manager. Service with the Fund since 2009.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since September 2004. Prior to September 2004, Mr. Patrikson was a Senior Analyst at Nordberg Capital, Inc. from 2000 to 2004.

Michael T. Welter, CFA

Co-manager. Service with the Fund since 2009.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since July 2006. Prior to July 2006, Mr. Welter was a Research Analyst at Engemann Asset Management from September 2000 to June 2006.

Mary-Ann Ward Co-manager. Service with the Fund since 2009. Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1997.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Asset Allocation Fund, Variable Series

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectuses dated May 1, 2008

Effective February 20, 2009, Anwiti Bahuguna, Colin Moore, Kent M. Peterson and Marie M. Schofield will co-manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following disclosure:

Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Colin Moore Co-manager. Service with the Fund since 2008. Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD Co-manager. Service with the Fund since 2009. Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006.

Marie M. Schofield Co-manager. Service with the Fund since 2009. Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Strategic Income Fund, Variable Series

(the “Fund”)

Supplement dated February 20, 2009 to the

Prospectuses and the Statement of Additional Information

dated May 1, 2008

Effective February 20, 2009, Thomas A. LaPointe will no longer co-manage the Fund. Accordingly, all references to Thomas A. LaPointe as a co-manager of the Fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.

Shareholders should retain this Supplement for future reference.